Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	Morgan Stanley Institutional Liquidity Funds
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0001227155
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2022
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF Prime Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Prime Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Fund also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	LIBOR Discontinuance or Unavailability Risk. The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. However, subsequent announcements by the Financial Conduct Authority, the LIBOR administrator and other regulators indicate that it is possible that the most widely used tenors of U.S. Dollar LIBOR may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR-based contracts after January 1, 2022. As a result, it is possible that commencing in 2022 (or on a later date, if a particular LIBOR tenor is expected to continue beyond the end of 2021), LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.67% Low Quarter 12/31/21 0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF Prime Portfolio) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	67
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 267
Annual Return 2012	rr_AnnualReturn2012	0.16%
Annual Return 2013	rr_AnnualReturn2013	0.08%
Annual Return 2014	rr_AnnualReturn2014	0.05%
Annual Return 2015	rr_AnnualReturn2015	0.09%
Annual Return 2016	rr_AnnualReturn2016	0.48%
Annual Return 2017	rr_AnnualReturn2017	1.13%
Annual Return 2018	rr_AnnualReturn2018	2.02%
Annual Return 2019	rr_AnnualReturn2019	2.35%
Annual Return 2020	rr_AnnualReturn2020	0.56%
Annual Return 2021	rr_AnnualReturn2021	0.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.06%
Past Five Years	rr_AverageAnnualReturnYear05	1.22%
Past Ten Years	rr_AverageAnnualReturnYear10	0.69%
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF ESG Money Market Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ESG Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Adviser believes that environmental, social and governance (“ESG”) factors have the ability to impact the fundamental credit risk of an entity. The Fund’s investment process incorporates information about ESG issues via an integrated approach within the Adviser’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Adviser has proprietary ESG-scoring methodologies that explicitly consider the risks and opportunities ESG factors pose to money market instruments. By combining third-party ESG data with proprietary views, the Adviser creates unique scoring methodologies that it applies to issuers.
During the security selection process, the Adviser employs a rules-based process to construct the portfolio. Initially, the Adviser determines from the universe of money market fund-eligible issuers those which, in its opinion, have the lowest credit risk and/or best credit profile, excluding the following:
•	Corporations that generate revenue from the manufacturing or production of tobacco;
•	Corporations that generate revenue from the manufacturing or production of landmines and cluster munitions (i.e., an explosive weapon that randomly scatters submunitions);
•	Corporations that generate revenue from the manufacturing or production of firearms;
•	Corporations that generate revenue from the mining of thermal coal or coal fired power generation; and
•	Corporations that primarily generate revenue from the fossil fuel industries, which the Adviser has determined produce a certain level of carbon emissions.
The Fund may invest in green commercial paper (a security that is typically issued to raise capital specifically to support climate-related or environmental projects) issued by companies that would otherwise be subject to fossil fuel exclusions so long as the Adviser has determined that the proceeds will not be used to finance fossil fuel generation capabilities.
In analyzing whether an issuer meets any of the criteria described above, the Adviser may rely upon, among other things, information provided by an independent third party.
After applying the above exclusion screens, the Adviser calculates proprietary ESG scores for the remaining issuers based on a number of variables, such as environmental, social, governance, controversy and ESG momentum factors. The Adviser then sets minimum ESG score thresholds. Only issuers with an ESG score above a minimum threshold will be considered for investment by the Fund, thus eliminating those issuers with the lowest ESG performance. The Adviser’s minimum ESG score thresholds may be adjusted from time to time, provided that a subset of issuers are always excluded by ESG factors.
From the final list of ESG-approved issuers, the Adviser determines the securities and issuers in which the Fund will invest, taking into account a variety of relevant considerations (including, without limitation, yield, interest rate changes, credit quality and duration).
Under normal circumstances, the Fund will invest 100% of its net assets (excluding cash) in securities whose issuer or guarantor, in the Adviser’s opinion at the time of purchase, meets the Fund’s ESG criteria.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	ESG Investment Risk. The Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may affect the Fund’s performance depending on whether such investments are in or out of favor and relative to similar funds that do not adhere to such criteria or apply such analyses. Socially responsible norms differ by country and region, and a company’s ESG practices or the Adviser’s assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, the Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or related analyses to investments of U.S. issuers because data availability may be more limited with respect to non-U.S. issuers. The exclusionary criteria related to the Fund’s ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.66% Low Quarter 09/30/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF ESG Money Market Portfolio) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	69
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 278
Annual Return 2012	rr_AnnualReturn2012	0.18%
Annual Return 2013	rr_AnnualReturn2013	0.09%
Annual Return 2014	rr_AnnualReturn2014	0.06%
Annual Return 2015	rr_AnnualReturn2015	0.17%
Annual Return 2016	rr_AnnualReturn2016	0.52%
Annual Return 2017	rr_AnnualReturn2017	1.14%
Annual Return 2018	rr_AnnualReturn2018	2.03%
Annual Return 2019	rr_AnnualReturn2019	2.34%
Annual Return 2020	rr_AnnualReturn2020	0.65%
Annual Return 2021	rr_AnnualReturn2021	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.05%
Past Five Years	rr_AverageAnnualReturnYear05	1.24%
Past Ten Years	rr_AverageAnnualReturnYear10	0.72%
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF Government Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.57% Low Quarter 12/31/20 0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF Government Portfolio) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	67
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 267
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.05%
Annual Return 2014	rr_AnnualReturn2014	0.04%
Annual Return 2015	rr_AnnualReturn2015	0.05%
Annual Return 2016	rr_AnnualReturn2016	0.27%
Annual Return 2017	rr_AnnualReturn2017	0.77%
Annual Return 2018	rr_AnnualReturn2018	1.74%
Annual Return 2019	rr_AnnualReturn2019	2.10%
Annual Return 2020	rr_AnnualReturn2020	0.35%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.03%
Past Five Years	rr_AverageAnnualReturnYear05	0.99%
Past Ten Years	rr_AverageAnnualReturnYear10	0.54%
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF Government Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. The U.S. government securities that the Fund may purchase include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Fund may also invest in repurchase agreements with the Federal Reserve Bank of New York.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. government securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.56% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF Government Securities Portfolio) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	69
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 278
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.18%
Annual Return 2017	rr_AnnualReturn2017	0.72%
Annual Return 2018	rr_AnnualReturn2018	1.66%
Annual Return 2019	rr_AnnualReturn2019	2.04%
Annual Return 2020	rr_AnnualReturn2020	0.36%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.96%
Past Ten Years	rr_AverageAnnualReturnYear10	0.50%
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF Treasury Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.57% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF Treasury Portfolio) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	67
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 267
Annual Return 2012	rr_AnnualReturn2012	0.03%
Annual Return 2013	rr_AnnualReturn2013	0.03%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.04%
Annual Return 2016	rr_AnnualReturn2016	0.23%
Annual Return 2017	rr_AnnualReturn2017	0.76%
Annual Return 2018	rr_AnnualReturn2018	1.74%
Annual Return 2019	rr_AnnualReturn2019	2.07%
Annual Return 2020	rr_AnnualReturn2020	0.32%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.97%
Past Ten Years	rr_AverageAnnualReturnYear10	0.52%
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF Treasury Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.56% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF Treasury Securities Portfolio) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	67
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 267
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.19%
Annual Return 2017	rr_AnnualReturn2017	0.72%
Annual Return 2018	rr_AnnualReturn2018	1.69%
Annual Return 2019	rr_AnnualReturn2019	2.02%
Annual Return 2020	rr_AnnualReturn2020	0.35%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.96%
Past Ten Years	rr_AverageAnnualReturnYear10	0.50%
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF Tax-Exempt Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.39% Low Quarter 03/31/21 -0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios) | (MSILF Tax-Exempt Portfolio) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	95
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	177
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 417
Annual Return 2012	rr_AnnualReturn2012	0.02%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.47%
Annual Return 2017	rr_AnnualReturn2017	0.66%
Annual Return 2018	rr_AnnualReturn2018	1.26%
Annual Return 2019	rr_AnnualReturn2019	1.35%
Annual Return 2020	rr_AnnualReturn2020	0.44%
Annual Return 2021	rr_AnnualReturn2021	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.39%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	none
Past Five Years	rr_AverageAnnualReturnYear05	0.74%
Past Ten Years	rr_AverageAnnualReturnYear10	0.42%
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF Prime Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Prime Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Select Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Select Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Fund also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	LIBOR Discontinuance or Unavailability Risk. The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. However, subsequent announcements by the Financial Conduct Authority, the LIBOR administrator and other regulators indicate that it is possible that the most widely used tenors of U.S. Dollar LIBOR may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR-based contracts after January 1, 2022. As a result, it is possible that commencing in 2022 (or on a later date, if a particular LIBOR tenor is expected to continue beyond the end of 2021), LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.65% Low Quarter 03/31/14 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF Prime Portfolio) | Institutional Select Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	83
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 330
Annual Return 2012	rr_AnnualReturn2012	0.11%
Annual Return 2013	rr_AnnualReturn2013	0.03%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.05%
Annual Return 2016	rr_AnnualReturn2016	0.46%
Annual Return 2017	rr_AnnualReturn2017	0.80%
Annual Return 2018	rr_AnnualReturn2018	1.99%
Annual Return 2019	rr_AnnualReturn2019	2.29%
Annual Return 2020	rr_AnnualReturn2020	0.50%
Annual Return 2021	rr_AnnualReturn2021	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Past One Year	rr_AverageAnnualReturnYear01	0.05%
Past Five Years	rr_AverageAnnualReturnYear05	1.12%
Past Ten Years	rr_AverageAnnualReturnYear10	0.63%
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF ESG Money Market Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ESG Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Select Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Select Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Adviser believes that environmental, social and governance (“ESG”) factors have the ability to impact the fundamental credit risk of an entity. The Fund’s investment process incorporates information about ESG issues via an integrated approach within the Adviser’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Adviser has proprietary ESG-scoring methodologies that explicitly consider the risks and opportunities ESG factors pose to money market instruments. By combining third-party ESG data with proprietary views, the Adviser creates unique scoring methodologies that it applies to issuers.
During the security selection process, the Adviser employs a rules-based process to construct the portfolio. Initially, the Adviser determines from the universe of money market fund-eligible issuers those which, in its opinion, have the lowest credit risk and/or best credit profile, excluding the following:
•	Corporations that generate revenue from the manufacturing or production of tobacco;
•	Corporations that generate revenue from the manufacturing or production of landmines and cluster munitions (i.e., an explosive weapon that randomly scatters submunitions);
•	Corporations that generate revenue from the manufacturing or production of firearms;
•	Corporations that generate revenue from the mining of thermal coal or coal fired power generation; and
•	Corporations that primarily generate revenue from the fossil fuel industries, which the Adviser has determined produce a certain level of carbon emissions.
The Fund may invest in green commercial paper (a security that is typically issued to raise capital specifically to support climate-related or environmental projects) issued by companies that would otherwise be subject to fossil fuel exclusions so long as the Adviser has determined that the proceeds will not be used to finance fossil fuel generation capabilities.
In analyzing whether an issuer meets any of the criteria described above, the Adviser may rely upon, among other things, information provided by an independent third party.
After applying the above exclusion screens, the Adviser calculates proprietary ESG scores for the remaining issuers based on a number of variables, such as environmental, social, governance, controversy and ESG momentum factors. The Adviser then sets minimum ESG score thresholds. Only issuers with an ESG score above a minimum threshold will be considered for investment by the Fund, thus eliminating those issuers with the lowest ESG performance. The Adviser’s minimum ESG score thresholds may be adjusted from time to time, provided that a subset of issuers are always excluded by ESG factors.
From the final list of ESG-approved issuers, the Adviser determines the securities and issuers in which the Fund will invest, taking into account a variety of relevant considerations (including, without limitation, yield, interest rate changes, credit quality and duration).
Under normal circumstances, the Fund will invest 100% of its net assets (excluding cash) in securities whose issuer or guarantor, in the Adviser’s opinion at the time of purchase, meets the Fund’s ESG criteria.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	ESG Investment Risk. The Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may affect the Fund’s performance depending on whether such investments are in or out of favor and relative to similar funds that do not adhere to such criteria or apply such analyses. Socially responsible norms differ by country and region, and a company’s ESG practices or the Adviser’s assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, the Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or related analyses to investments of U.S. issuers because data availability may be more limited with respect to non-U.S. issuers. The exclusionary criteria related to the Fund’s ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.64% Low Quarter 03/31/14 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF ESG Money Market Portfolio) | Institutional Select Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%	[11]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	85
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	150
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 341
Annual Return 2012	rr_AnnualReturn2012	0.13%
Annual Return 2013	rr_AnnualReturn2013	0.04%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.12%
Annual Return 2016	rr_AnnualReturn2016	0.45%
Annual Return 2017	rr_AnnualReturn2017	1.08%
Annual Return 2018	rr_AnnualReturn2018	1.98%
Annual Return 2019	rr_AnnualReturn2019	2.30%
Annual Return 2020	rr_AnnualReturn2020	0.59%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Past One Year	rr_AverageAnnualReturnYear01	0.03%
Past Five Years	rr_AverageAnnualReturnYear05	1.19%
Past Ten Years	rr_AverageAnnualReturnYear10	0.67%
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF Government Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Select Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Select Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.56% Low Quarter 09/30/20 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF Government Portfolio) | Institutional Select Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[13]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[13]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	83
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 330
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.05%
Annual Return 2014	rr_AnnualReturn2014	0.04%
Annual Return 2015	rr_AnnualReturn2015	0.04%
Annual Return 2016	rr_AnnualReturn2016	0.22%
Annual Return 2017	rr_AnnualReturn2017	0.72%
Annual Return 2018	rr_AnnualReturn2018	1.69%
Annual Return 2019	rr_AnnualReturn2019	2.05%
Annual Return 2020	rr_AnnualReturn2020	0.33%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.03%
Past Five Years	rr_AverageAnnualReturnYear05	0.96%
Past Ten Years	rr_AverageAnnualReturnYear10	0.52%
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF Government Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Select Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Select Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. The U.S. government securities that the Fund may purchase include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Fund may also invest in repurchase agreements with the Federal Reserve Bank of New York.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. government securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.55% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF Government Securities Portfolio) | Institutional Select Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%	[15]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[15]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	85
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	150
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 341
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.13%
Annual Return 2017	rr_AnnualReturn2017	0.67%
Annual Return 2018	rr_AnnualReturn2018	1.62%
Annual Return 2019	rr_AnnualReturn2019	1.99%
Annual Return 2020	rr_AnnualReturn2020	0.33%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.92%
Past Ten Years	rr_AverageAnnualReturnYear10	0.48%
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF Treasury Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Select Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Select Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.55% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF Treasury Portfolio) | Institutional Select Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[17]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[17]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	83
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 330
Annual Return 2012	rr_AnnualReturn2012	0.03%
Annual Return 2013	rr_AnnualReturn2013	0.03%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.03%
Annual Return 2016	rr_AnnualReturn2016	0.18%
Annual Return 2017	rr_AnnualReturn2017	0.71%
Annual Return 2018	rr_AnnualReturn2018	1.69%
Annual Return 2019	rr_AnnualReturn2019	2.01%
Annual Return 2020	rr_AnnualReturn2020	0.29%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.94%
Past Ten Years	rr_AverageAnnualReturnYear10	0.50%
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF Treasury Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Select Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Select Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in Treasury obligations, which are backed by the full faith and credit of the United States. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.54% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF Treasury Securities Portfolio) | Institutional Select Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[19]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[19]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	83
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 330
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.14%
Annual Return 2017	rr_AnnualReturn2017	0.67%
Annual Return 2018	rr_AnnualReturn2018	1.64%
Annual Return 2019	rr_AnnualReturn2019	1.97%
Annual Return 2020	rr_AnnualReturn2020	0.33%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.92%
Past Ten Years	rr_AverageAnnualReturnYear10	0.48%
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF Tax-Exempt Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Institutional Select Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Institutional Select Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.38% Low Quarter 03/31/21 -0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios) | (MSILF Tax-Exempt Portfolio) | Institutional Select Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[20]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%	[21]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[21]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	111
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 479
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.43%
Annual Return 2017	rr_AnnualReturn2017	0.60%
Annual Return 2018	rr_AnnualReturn2018	1.21%
Annual Return 2019	rr_AnnualReturn2019	1.30%
Annual Return 2020	rr_AnnualReturn2020	0.40%
Annual Return 2021	rr_AnnualReturn2021	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.38%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	none
Past Five Years	rr_AverageAnnualReturnYear05	0.70%
Past Ten Years	rr_AverageAnnualReturnYear10	0.40%
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF Prime Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Prime Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Investor Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Investor Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Fund also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	LIBOR Discontinuance or Unavailability Risk. The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. However, subsequent announcements by the Financial Conduct Authority, the LIBOR administrator and other regulators indicate that it is possible that the most widely used tenors of U.S. Dollar LIBOR may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR-based contracts after January 1, 2022. As a result, it is possible that commencing in 2022 (or on a later date, if a particular LIBOR tenor is expected to continue beyond the end of 2021), LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 09/30/16 0.07% Low Quarter 12/31/16 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns*(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF Prime Portfolio) | Investor Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%	[23]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[23]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	99
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 392
Annual Return 2012	rr_AnnualReturn2012	0.06%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.05%
Annual Return 2016	rr_AnnualReturn2016	0.21%
Annual Return 2017	rr_AnnualReturn2017	none
Annual Return 2018	rr_AnnualReturn2018	none
Annual Return 2019	rr_AnnualReturn2019	none
Annual Return 2020	rr_AnnualReturn2020	none
Annual Return 2021	rr_AnnualReturn2021	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.07%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Past One Year	rr_AverageAnnualReturnYear01	none	[24]
Past Five Years	rr_AverageAnnualReturnYear05	none	[24]
Past Ten Years	rr_AverageAnnualReturnYear10	0.04%	[24]
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF ESG Money Market Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ESG Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Investor Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Investor Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Adviser believes that environmental, social and governance (“ESG”) factors have the ability to impact the fundamental credit risk of an entity. The Fund’s investment process incorporates information about ESG issues via an integrated approach within the Adviser’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Adviser has proprietary ESG-scoring methodologies that explicitly consider the risks and opportunities ESG factors pose to money market instruments. By combining third-party ESG data with proprietary views, the Adviser creates unique scoring methodologies that it applies to issuers.
During the security selection process, the Adviser employs a rules-based process to construct the portfolio. Initially, the Adviser determines from the universe of money market fund-eligible issuers those which, in its opinion, have the lowest credit risk and/or best credit profile, excluding the following:
•	Corporations that generate revenue from the manufacturing or production of tobacco;
•	Corporations that generate revenue from the manufacturing or production of landmines and cluster munitions (i.e., an explosive weapon that randomly scatters submunitions);
•	Corporations that generate revenue from the manufacturing or production of firearms;
•	Corporations that generate revenue from the mining of thermal coal or coal fired power generation; and
•	Corporations that primarily generate revenue from the fossil fuel industries, which the Adviser has determined produce a certain level of carbon emissions.
The Fund may invest in green commercial paper (a security that is typically issued to raise capital specifically to support climate-related or environmental projects) issued by companies that would otherwise be subject to fossil fuel exclusions so long as the Adviser has determined that the proceeds will not be used to finance fossil fuel generation capabilities.
In analyzing whether an issuer meets any of the criteria described above, the Adviser may rely upon, among other things, information provided by an independent third party.
After applying the above exclusion screens, the Adviser calculates proprietary ESG scores for the remaining issuers based on a number of variables, such as environmental, social, governance, controversy and ESG momentum factors. The Adviser then sets minimum ESG score thresholds. Only issuers with an ESG score above a minimum threshold will be considered for investment by the Fund, thus eliminating those issuers with the lowest ESG performance. The Adviser’s minimum ESG score thresholds may be adjusted from time to time, provided that a subset of issuers are always excluded by ESG factors.
From the final list of ESG-approved issuers, the Adviser determines the securities and issuers in which the Fund will invest, taking into account a variety of relevant considerations (including, without limitation, yield, interest rate changes, credit quality and duration).
Under normal circumstances, the Fund will invest 100% of its net assets (excluding cash) in securities whose issuer or guarantor, in the Adviser’s opinion at the time of purchase, meets the Fund’s ESG criteria.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	ESG Investment Risk. The Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may affect the Fund’s performance depending on whether such investments are in or out of favor and relative to similar funds that do not adhere to such criteria or apply such analyses. Socially responsible norms differ by country and region, and a company’s ESG practices or the Adviser’s assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, the Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or related analyses to investments of U.S. issuers because data availability may be more limited with respect to non-U.S. issuers. The exclusionary criteria related to the Fund’s ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/16 0.09% Low Quarter 09/30/14 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns*(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF ESG Money Market Portfolio) | Investor Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%	[26]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[26]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	101
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	178
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 404
Annual Return 2012	rr_AnnualReturn2012	0.08%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.07%
Annual Return 2016	rr_AnnualReturn2016	0.28%
Annual Return 2017	rr_AnnualReturn2017	none
Annual Return 2018	rr_AnnualReturn2018	none
Annual Return 2019	rr_AnnualReturn2019	none
Annual Return 2020	rr_AnnualReturn2020	none
Annual Return 2021	rr_AnnualReturn2021	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.09%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Past One Year	rr_AverageAnnualReturnYear01	none	[27]
Past Five Years	rr_AverageAnnualReturnYear05	none	[27]
Past Ten Years	rr_AverageAnnualReturnYear10	0.05%	[27]
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF Government Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Investor Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Investor Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.55% Low Quarter 09/30/20 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF Government Portfolio) | Investor Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%	[29]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[29]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	99
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 392
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.05%
Annual Return 2014	rr_AnnualReturn2014	0.04%
Annual Return 2015	rr_AnnualReturn2015	0.04%
Annual Return 2016	rr_AnnualReturn2016	0.17%
Annual Return 2017	rr_AnnualReturn2017	0.67%
Annual Return 2018	rr_AnnualReturn2018	1.64%
Annual Return 2019	rr_AnnualReturn2019	2.00%
Annual Return 2020	rr_AnnualReturn2020	0.31%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.03%
Past Five Years	rr_AverageAnnualReturnYear05	0.92%
Past Ten Years	rr_AverageAnnualReturnYear10	0.50%
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF Government Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Investor Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Investor Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. The U.S. government securities that the Fund may purchase include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Fund may also invest in repurchase agreements with the Federal Reserve Bank of New York.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. government securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.54% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF Government Securities Portfolio) | Investor Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%	[31]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[31]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	101
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	178
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 404
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.08%
Annual Return 2017	rr_AnnualReturn2017	0.62%
Annual Return 2018	rr_AnnualReturn2018	1.56%
Annual Return 2019	rr_AnnualReturn2019	1.94%
Annual Return 2020	rr_AnnualReturn2020	0.31%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.89%
Past Ten Years	rr_AverageAnnualReturnYear10	0.45%
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF Treasury Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Investor Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Investor Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.54% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF Treasury Portfolio) | Investor Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[32]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%	[33]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[33]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[33]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	99
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 392
Annual Return 2012	rr_AnnualReturn2012	0.03%
Annual Return 2013	rr_AnnualReturn2013	0.03%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.03%
Annual Return 2016	rr_AnnualReturn2016	0.13%
Annual Return 2017	rr_AnnualReturn2017	0.66%
Annual Return 2018	rr_AnnualReturn2018	1.63%
Annual Return 2019	rr_AnnualReturn2019	1.96%
Annual Return 2020	rr_AnnualReturn2020	0.28%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.91%
Past Ten Years	rr_AverageAnnualReturnYear10	0.48%
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF Treasury Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Investor Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Investor Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in Treasury obligations, which are backed by the full faith and credit of the United States. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.53% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF Treasury Securities Portfolio) | Investor Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%	[35]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[35]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	99
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 392
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.09%
Annual Return 2017	rr_AnnualReturn2017	0.62%
Annual Return 2018	rr_AnnualReturn2018	1.59%
Annual Return 2019	rr_AnnualReturn2019	1.92%
Annual Return 2020	rr_AnnualReturn2020	0.31%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.89%
Past Ten Years	rr_AverageAnnualReturnYear10	0.45%
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF Tax-Exempt Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Investor Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Investor Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/16 0.24% Low Quarter 03/31/15 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns*(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios) | (MSILF Tax-Exempt Portfolio) | Investor Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[36]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%	[37]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[37]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	127
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 541
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.33%
Annual Return 2017	rr_AnnualReturn2017	none
Annual Return 2018	rr_AnnualReturn2018	none
Annual Return 2019	rr_AnnualReturn2019	none
Annual Return 2020	rr_AnnualReturn2020	none
Annual Return 2021	rr_AnnualReturn2021	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Past One Year	rr_AverageAnnualReturnYear01	none	[38]
Past Five Years	rr_AverageAnnualReturnYear05	none	[38]
Past Ten Years	rr_AverageAnnualReturnYear10	0.04%	[38]
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Prime Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Prime Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Administrative Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Administrative Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Fund also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	LIBOR Discontinuance or Unavailability Risk. The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. However, subsequent announcements by the Financial Conduct Authority, the LIBOR administrator and other regulators indicate that it is possible that the most widely used tenors of U.S. Dollar LIBOR may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR-based contracts after January 1, 2022. As a result, it is possible that commencing in 2022 (or on a later date, if a particular LIBOR tenor is expected to continue beyond the end of 2021), LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 09/30/16 0.06% Low Quarter 03/31/14 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns*(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Prime Portfolio) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[40]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[40]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[40]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 455
Annual Return 2012	rr_AnnualReturn2012	0.02%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.05%
Annual Return 2016	rr_AnnualReturn2016	0.19%
Annual Return 2017	rr_AnnualReturn2017	none
Annual Return 2018	rr_AnnualReturn2018	none
Annual Return 2019	rr_AnnualReturn2019	none
Annual Return 2020	rr_AnnualReturn2020	none
Annual Return 2021	rr_AnnualReturn2021	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Past One Year	rr_AverageAnnualReturnYear01	none	[41]
Past Five Years	rr_AverageAnnualReturnYear05	none	[41]
Past Ten Years	rr_AverageAnnualReturnYear10	0.03%	[41]
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF ESG Money Market Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ESG Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Administrative Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Administrative Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Adviser believes that environmental, social and governance (“ESG”) factors have the ability to impact the fundamental credit risk of an entity. The Fund’s investment process incorporates information about ESG issues via an integrated approach within the Adviser’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Adviser has proprietary ESG-scoring methodologies that explicitly consider the risks and opportunities ESG factors pose to money market instruments. By combining third-party ESG data with proprietary views, the Adviser creates unique scoring methodologies that it applies to issuers.
During the security selection process, the Adviser employs a rules-based process to construct the portfolio. Initially, the Adviser determines from the universe of money market fund-eligible issuers those which, in its opinion, have the lowest credit risk and/or best credit profile, excluding the following:
•	Corporations that generate revenue from the manufacturing or production of tobacco;
•	Corporations that generate revenue from the manufacturing or production of landmines and cluster munitions (i.e., an explosive weapon that randomly scatters submunitions);
•	Corporations that generate revenue from the manufacturing or production of firearms;
•	Corporations that generate revenue from the mining of thermal coal or coal fired power generation; and
•	Corporations that primarily generate revenue from the fossil fuel industries, which the Adviser has determined produce a certain level of carbon emissions.
The Fund may invest in green commercial paper (a security that is typically issued to raise capital specifically to support climate-related or environmental projects) issued by companies that would otherwise be subject to fossil fuel exclusions so long as the Adviser has determined that the proceeds will not be used to finance fossil fuel generation capabilities.
In analyzing whether an issuer meets any of the criteria described above, the Adviser may rely upon, among other things, information provided by an independent third party.
After applying the above exclusion screens, the Adviser calculates proprietary ESG scores for the remaining issuers based on a number of variables, such as environmental, social, governance, controversy and ESG momentum factors. The Adviser then sets minimum ESG score thresholds. Only issuers with an ESG score above a minimum threshold will be considered for investment by the Fund, thus eliminating those issuers with the lowest ESG performance. The Adviser’s minimum ESG score thresholds may be adjusted from time to time, provided that a subset of issuers are always excluded by ESG factors.
From the final list of ESG-approved issuers, the Adviser determines the securities and issuers in which the Fund will invest, taking into account a variety of relevant considerations (including, without limitation, yield, interest rate changes, credit quality and duration).
Under normal circumstances, the Fund will invest 100% of its net assets (excluding cash) in securities whose issuer or guarantor, in the Adviser’s opinion at the time of purchase, meets the Fund’s ESG criteria.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	ESG Investment Risk. The Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may affect the Fund’s performance depending on whether such investments are in or out of favor and relative to similar funds that do not adhere to such criteria or apply such analyses. Socially responsible norms differ by country and region, and a company’s ESG practices or the Adviser’s assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, the Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or related analyses to investments of U.S. issuers because data availability may be more limited with respect to non-U.S. issuers. The exclusionary criteria related to the Fund’s ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/16 0.08% Low Quarter 03/31/14 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns*(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF ESG Money Market Portfolio) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[42]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[43]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[43]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[43]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	117
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 466
Annual Return 2012	rr_AnnualReturn2012	0.03%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.03%
Annual Return 2016	rr_AnnualReturn2016	0.24%
Annual Return 2017	rr_AnnualReturn2017	none
Annual Return 2018	rr_AnnualReturn2018	none
Annual Return 2019	rr_AnnualReturn2019	none
Annual Return 2020	rr_AnnualReturn2020	none
Annual Return 2021	rr_AnnualReturn2021	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.08%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Past One Year	rr_AverageAnnualReturnYear01	none	[44]
Past Five Years	rr_AverageAnnualReturnYear05	none	[44]
Past Ten Years	rr_AverageAnnualReturnYear10	0.03%	[44]
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Government Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Administrative Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Administrative Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.54% Low Quarter 09/30/20 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Government Portfolio) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[45]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[46]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[46]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[46]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 455
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.05%
Annual Return 2014	rr_AnnualReturn2014	0.04%
Annual Return 2015	rr_AnnualReturn2015	0.04%
Annual Return 2016	rr_AnnualReturn2016	0.12%
Annual Return 2017	rr_AnnualReturn2017	0.62%
Annual Return 2018	rr_AnnualReturn2018	1.59%
Annual Return 2019	rr_AnnualReturn2019	1.95%
Annual Return 2020	rr_AnnualReturn2020	0.29%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.03%
Past Five Years	rr_AverageAnnualReturnYear05	0.89%
Past Ten Years	rr_AverageAnnualReturnYear10	0.47%
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Government Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Administrative Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Administrative Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. The U.S. government securities that the Fund may purchase include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Fund may also invest in repurchase agreements with the Federal Reserve Bank of New York.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. government securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.52% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Government Securities Portfolio) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[48]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[48]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[48]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	117
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 466
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.04%
Annual Return 2017	rr_AnnualReturn2017	0.57%
Annual Return 2018	rr_AnnualReturn2018	1.51%
Annual Return 2019	rr_AnnualReturn2019	1.89%
Annual Return 2020	rr_AnnualReturn2020	0.29%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.85%
Past Ten Years	rr_AverageAnnualReturnYear10	0.43%
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Treasury Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Administrative Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Administrative Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.53% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Treasury Portfolio) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[49]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[50]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[50]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[50]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 455
Annual Return 2012	rr_AnnualReturn2012	0.03%
Annual Return 2013	rr_AnnualReturn2013	0.03%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.03%
Annual Return 2016	rr_AnnualReturn2016	0.08%
Annual Return 2017	rr_AnnualReturn2017	0.61%
Annual Return 2018	rr_AnnualReturn2018	1.58%
Annual Return 2019	rr_AnnualReturn2019	1.91%
Annual Return 2020	rr_AnnualReturn2020	0.26%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.87%
Past Ten Years	rr_AverageAnnualReturnYear10	0.45%
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Treasury Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Administrative Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Administrative Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in Treasury obligations, which are backed by the full faith and credit of the United States. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.52% Low Quarter 03/31/15 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Treasury Securities Portfolio) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[52]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[52]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[52]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 455
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.04%
Annual Return 2017	rr_AnnualReturn2017	0.57%
Annual Return 2018	rr_AnnualReturn2018	1.54%
Annual Return 2019	rr_AnnualReturn2019	1.87%
Annual Return 2020	rr_AnnualReturn2020	0.29%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.85%
Past Ten Years	rr_AverageAnnualReturnYear10	0.43%
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Tax-Exempt Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Administrative Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Administrative Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/16 0.23% Low Quarter 03/31/15 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns*(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Tax-Exempt Portfolio) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[53]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[54]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[54]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[54]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	260
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 602
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.30%
Annual Return 2017	rr_AnnualReturn2017	none
Annual Return 2018	rr_AnnualReturn2018	none
Annual Return 2019	rr_AnnualReturn2019	none
Annual Return 2020	rr_AnnualReturn2020	none
Annual Return 2021	rr_AnnualReturn2021	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Past One Year	rr_AverageAnnualReturnYear01	none	[55]
Past Five Years	rr_AverageAnnualReturnYear05	none	[55]
Past Ten Years	rr_AverageAnnualReturnYear10	0.03%	[55]
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF Prime Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Prime Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Advisory Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Advisory Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Advisory Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Fund also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	LIBOR Discontinuance or Unavailability Risk. The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. However, subsequent announcements by the Financial Conduct Authority, the LIBOR administrator and other regulators indicate that it is possible that the most widely used tenors of U.S. Dollar LIBOR may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR-based contracts after January 1, 2022. As a result, it is possible that commencing in 2022 (or on a later date, if a particular LIBOR tenor is expected to continue beyond the end of 2021), LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.60% Low Quarter 12/31/20 -0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF Prime Portfolio) | Advisory Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[56]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[57]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[57]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[57]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 578
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.04%
Annual Return 2016	rr_AnnualReturn2016	0.18%
Annual Return 2017	rr_AnnualReturn2017	0.61%
Annual Return 2018	rr_AnnualReturn2018	1.77%
Annual Return 2019	rr_AnnualReturn2019	2.08%
Annual Return 2020	rr_AnnualReturn2020	0.37%
Annual Return 2021	rr_AnnualReturn2021	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.04%
Past Five Years	rr_AverageAnnualReturnYear05	0.97%
Past Ten Years	rr_AverageAnnualReturnYear10	0.51%
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF ESG Money Market Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ESG Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Advisory Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Advisory Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Advisory Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Adviser believes that environmental, social and governance (“ESG”) factors have the ability to impact the fundamental credit risk of an entity. The Fund’s investment process incorporates information about ESG issues via an integrated approach within the Adviser’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Adviser has proprietary ESG-scoring methodologies that explicitly consider the risks and opportunities ESG factors pose to money market instruments. By combining third-party ESG data with proprietary views, the Adviser creates unique scoring methodologies that it applies to issuers.
During the security selection process, the Adviser employs a rules-based process to construct the portfolio. Initially, the Adviser determines from the universe of money market fund-eligible issuers those which, in its opinion, have the lowest credit risk and/or best credit profile, excluding the following:
•	Corporations that generate revenue from the manufacturing or production of tobacco;
•	Corporations that generate revenue from the manufacturing or production of landmines and cluster munitions (i.e., an explosive weapon that randomly scatters submunitions);
•	Corporations that generate revenue from the manufacturing or production of firearms;
•	Corporations that generate revenue from the mining of thermal coal or coal fired power generation; and
•	Corporations that primarily generate revenue from the fossil fuel industries, which the Adviser has determined produce a certain level of carbon emissions.
The Fund may invest in green commercial paper (a security that is typically issued to raise capital specifically to support climate-related or environmental projects) issued by companies that would otherwise be subject to fossil fuel exclusions so long as the Adviser has determined that the proceeds will not be used to finance fossil fuel generation capabilities.
In analyzing whether an issuer meets any of the criteria described above, the Adviser may rely upon, among other things, information provided by an independent third party.
After applying the above exclusion screens, the Adviser calculates proprietary ESG scores for the remaining issuers based on a number of variables, such as environmental, social, governance, controversy and ESG momentum factors. The Adviser then sets minimum ESG score thresholds. Only issuers with an ESG score above a minimum threshold will be considered for investment by the Fund, thus eliminating those issuers with the lowest ESG performance. The Adviser’s minimum ESG score thresholds may be adjusted from time to time, provided that a subset of issuers are always excluded by ESG factors.
From the final list of ESG-approved issuers, the Adviser determines the securities and issuers in which the Fund will invest, taking into account a variety of relevant considerations (including, without limitation, yield, interest rate changes, credit quality and duration).
Under normal circumstances, the Fund will invest 100% of its net assets (excluding cash) in securities whose issuer or guarantor, in the Adviser’s opinion at the time of purchase, meets the Fund’s ESG criteria.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	ESG Investment Risk. The Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may affect the Fund’s performance depending on whether such investments are in or out of favor and relative to similar funds that do not adhere to such criteria or apply such analyses. Socially responsible norms differ by country and region, and a company’s ESG practices or the Adviser’s assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, the Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or related analyses to investments of U.S. issuers because data availability may be more limited with respect to non-U.S. issuers. The exclusionary criteria related to the Fund’s ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.60% Low Quarter 12/31/20 -0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF ESG Money Market Portfolio) | Advisory Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[58]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[59]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[59]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[59]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 590
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.30%
Annual Return 2017	rr_AnnualReturn2017	0.89%
Annual Return 2018	rr_AnnualReturn2018	1.78%
Annual Return 2019	rr_AnnualReturn2019	2.10%
Annual Return 2020	rr_AnnualReturn2020	0.44%
Annual Return 2021	rr_AnnualReturn2021	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.04%
Past Five Years	rr_AverageAnnualReturnYear05	1.05%
Past Ten Years	rr_AverageAnnualReturnYear10	0.56%
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF Government Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Advisory Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Advisory Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Advisory Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.51% Low Quarter 03/31/16 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF Government Portfolio) | Advisory Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[60]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[61]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[61]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[61]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 578
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.05%
Annual Return 2014	rr_AnnualReturn2014	0.04%
Annual Return 2015	rr_AnnualReturn2015	0.04%
Annual Return 2016	rr_AnnualReturn2016	0.03%
Annual Return 2017	rr_AnnualReturn2017	0.52%
Annual Return 2018	rr_AnnualReturn2018	1.48%
Annual Return 2019	rr_AnnualReturn2019	1.85%
Annual Return 2020	rr_AnnualReturn2020	0.26%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Past One Year	rr_AverageAnnualReturnYear01	0.03%
Past Five Years	rr_AverageAnnualReturnYear05	0.82%
Past Ten Years	rr_AverageAnnualReturnYear10	0.43%
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF Government Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Advisory Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Advisory Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Advisory Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. The U.S. government securities that the Fund may purchase include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Fund may also invest in repurchase agreements with the Federal Reserve Bank of New York.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. government securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.50% Low Quarter 03/31/16 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF Government Securities Portfolio) | Advisory Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[62]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[63]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[63]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[63]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 590
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.47%
Annual Return 2018	rr_AnnualReturn2018	1.41%
Annual Return 2019	rr_AnnualReturn2019	1.79%
Annual Return 2020	rr_AnnualReturn2020	0.26%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.78%
Past Ten Years	rr_AverageAnnualReturnYear10	0.40%
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF Treasury Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Advisory Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Advisory Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Advisory Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.50% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF Treasury Portfolio) | Advisory Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[64]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[65]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[65]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[65]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 578
Annual Return 2012	rr_AnnualReturn2012	0.03%
Annual Return 2013	rr_AnnualReturn2013	0.03%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.03%
Annual Return 2016	rr_AnnualReturn2016	0.02%
Annual Return 2017	rr_AnnualReturn2017	0.50%
Annual Return 2018	rr_AnnualReturn2018	1.48%
Annual Return 2019	rr_AnnualReturn2019	1.81%
Annual Return 2020	rr_AnnualReturn2020	0.24%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.81%
Past Ten Years	rr_AverageAnnualReturnYear10	0.42%
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF Treasury Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Advisory Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Advisory Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Advisory Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in Treasury obligations, which are backed by the full faith and credit of the United States. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.49% Low Quarter 03/31/14 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF Treasury Securities Portfolio) | Advisory Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[66]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[67]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[67]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[67]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 578
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.47%
Annual Return 2018	rr_AnnualReturn2018	1.44%
Annual Return 2019	rr_AnnualReturn2019	1.77%
Annual Return 2020	rr_AnnualReturn2020	0.26%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.79%
Past Ten Years	rr_AverageAnnualReturnYear10	0.40%
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF Tax-Exempt Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Advisory Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Advisory Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Advisory Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods and since inception. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods and since inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/16 0.22% Low Quarter 03/31/16 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns*(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios) | (MSILF Tax-Exempt Portfolio) | Advisory Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[68]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[69]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[69]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[69]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	175
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	315
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 725
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.32%
Annual Return 2017	rr_AnnualReturn2017	none
Annual Return 2018	rr_AnnualReturn2018	none
Annual Return 2019	rr_AnnualReturn2019	none
Annual Return 2020	rr_AnnualReturn2020	none
Annual Return 2021	rr_AnnualReturn2021	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Past One Year	rr_AverageAnnualReturnYear01	none	[70]
Past Five Years	rr_AverageAnnualReturnYear05	none	[70]
Past Ten Years	rr_AverageAnnualReturnYear10	0.04%	[70]
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF Prime Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Prime Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Participant Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Participant Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Participant Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Fund also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	LIBOR Discontinuance or Unavailability Risk. The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. However, subsequent announcements by the Financial Conduct Authority, the LIBOR administrator and other regulators indicate that it is possible that the most widely used tenors of U.S. Dollar LIBOR may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR-based contracts after January 1, 2022. As a result, it is possible that commencing in 2022 (or on a later date, if a particular LIBOR tenor is expected to continue beyond the end of 2021), LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 09/30/16 0.01% Low Quarter 03/31/16 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns*(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF Prime Portfolio) | Participant Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[71]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[71]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[71]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 882
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.04%
Annual Return 2016	rr_AnnualReturn2016	0.02%
Annual Return 2017	rr_AnnualReturn2017	none
Annual Return 2018	rr_AnnualReturn2018	none
Annual Return 2019	rr_AnnualReturn2019	none
Annual Return 2020	rr_AnnualReturn2020	none
Annual Return 2021	rr_AnnualReturn2021	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.01%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Past One Year	rr_AverageAnnualReturnYear01	none	[72]
Past Five Years	rr_AverageAnnualReturnYear05	none	[72]
Past Ten Years	rr_AverageAnnualReturnYear10	0.01%	[72]
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF ESG Money Market Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ESG Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Participant Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Participant Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Participant Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Adviser believes that environmental, social and governance (“ESG”) factors have the ability to impact the fundamental credit risk of an entity. The Fund’s investment process incorporates information about ESG issues via an integrated approach within the Adviser’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Adviser has proprietary ESG-scoring methodologies that explicitly consider the risks and opportunities ESG factors pose to money market instruments. By combining third-party ESG data with proprietary views, the Adviser creates unique scoring methodologies that it applies to issuers.
During the security selection process, the Adviser employs a rules-based process to construct the portfolio. Initially, the Adviser determines from the universe of money market fund-eligible issuers those which, in its opinion, have the lowest credit risk and/or best credit profile, excluding the following:
•	Corporations that generate revenue from the manufacturing or production of tobacco;
•	Corporations that generate revenue from the manufacturing or production of landmines and cluster munitions (i.e., an explosive weapon that randomly scatters submunitions);
•	Corporations that generate revenue from the manufacturing or production of firearms;
•	Corporations that generate revenue from the mining of thermal coal or coal fired power generation; and
•	Corporations that primarily generate revenue from the fossil fuel industries, which the Adviser has determined produce a certain level of carbon emissions.
The Fund may invest in green commercial paper (a security that is typically issued to raise capital specifically to support climate-related or environmental projects) issued by companies that would otherwise be subject to fossil fuel exclusions so long as the Adviser has determined that the proceeds will not be used to finance fossil fuel generation capabilities.
In analyzing whether an issuer meets any of the criteria described above, the Adviser may rely upon, among other things, information provided by an independent third party.
After applying the above exclusion screens, the Adviser calculates proprietary ESG scores for the remaining issuers based on a number of variables, such as environmental, social, governance, controversy and ESG momentum factors. The Adviser then sets minimum ESG score thresholds. Only issuers with an ESG score above a minimum threshold will be considered for investment by the Fund, thus eliminating those issuers with the lowest ESG performance. The Adviser’s minimum ESG score thresholds may be adjusted from time to time, provided that a subset of issuers are always excluded by ESG factors.
From the final list of ESG-approved issuers, the Adviser determines the securities and issuers in which the Fund will invest, taking into account a variety of relevant considerations (including, without limitation, yield, interest rate changes, credit quality and duration).
Under normal circumstances, the Fund will invest 100% of its net assets (excluding cash) in securities whose issuer or guarantor, in the Adviser’s opinion at the time of purchase, meets the Fund’s ESG criteria.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	ESG Investment Risk. The Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may affect the Fund’s performance depending on whether such investments are in or out of favor and relative to similar funds that do not adhere to such criteria or apply such analyses. Socially responsible norms differ by country and region, and a company’s ESG practices or the Adviser’s assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, the Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or related analyses to investments of U.S. issuers because data availability may be more limited with respect to non-U.S. issuers. The exclusionary criteria related to the Fund’s ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.53% Low Quarter 09/30/20 -0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF ESG Money Market Portfolio) | Participant Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[73]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[73]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[73]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 893
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.06%
Annual Return 2017	rr_AnnualReturn2017	0.63%
Annual Return 2018	rr_AnnualReturn2018	1.53%
Annual Return 2019	rr_AnnualReturn2019	1.84%
Annual Return 2020	rr_AnnualReturn2020	0.32%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.03%
Past Five Years	rr_AverageAnnualReturnYear05	0.87%
Past Ten Years	rr_AverageAnnualReturnYear10	0.44%
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF Government Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Participant Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Participant Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Participant Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.45% Low Quarter 03/31/16 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF Government Portfolio) | Participant Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[74]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[74]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 882
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.05%
Annual Return 2014	rr_AnnualReturn2014	0.04%
Annual Return 2015	rr_AnnualReturn2015	0.04%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.27%
Annual Return 2018	rr_AnnualReturn2018	1.23%
Annual Return 2019	rr_AnnualReturn2019	1.59%
Annual Return 2020	rr_AnnualReturn2020	0.21%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.45%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Past One Year	rr_AverageAnnualReturnYear01	0.03%
Past Five Years	rr_AverageAnnualReturnYear05	0.66%
Past Ten Years	rr_AverageAnnualReturnYear10	0.35%
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF Government Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Participant Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Participant Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Participant Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. The U.S. government securities that the Fund may purchase include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Fund may also invest in repurchase agreements with the Federal Reserve Bank of New York.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. government securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.50% Low Quarter 03/31/16 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF Government Securities Portfolio) | Participant Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[75]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[75]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[75]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 869
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.02%
Annual Return 2017	rr_AnnualReturn2017	0.47%
Annual Return 2018	rr_AnnualReturn2018	1.41%
Annual Return 2019	rr_AnnualReturn2019	1.79%
Annual Return 2020	rr_AnnualReturn2020	0.26%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.79%
Past Ten Years	rr_AverageAnnualReturnYear10	0.40%
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF Treasury Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Participant Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Participant Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Participant Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.44% Low Quarter 06/30/16 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF Treasury Portfolio) | Participant Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[76]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[76]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[76]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 882
Annual Return 2012	rr_AnnualReturn2012	0.03%
Annual Return 2013	rr_AnnualReturn2013	0.03%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.03%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.27%
Annual Return 2018	rr_AnnualReturn2018	1.23%
Annual Return 2019	rr_AnnualReturn2019	1.56%
Annual Return 2020	rr_AnnualReturn2020	0.19%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.65%
Past Ten Years	rr_AverageAnnualReturnYear10	0.34%
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF Treasury Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Participant Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Participant Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Participant Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in Treasury obligations, which are backed by the full faith and credit of the United States. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.43% Low Quarter 03/31/16 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF Treasury Securities Portfolio) | Participant Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[77]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[77]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[77]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 882
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.24%
Annual Return 2018	rr_AnnualReturn2018	1.19%
Annual Return 2019	rr_AnnualReturn2019	1.52%
Annual Return 2020	rr_AnnualReturn2020	0.20%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.43%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.63%
Past Ten Years	rr_AverageAnnualReturnYear10	0.32%
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF Tax-Exempt Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Participant Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Participant Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Participant Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/16 0.22% Low Quarter 03/31/16 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns*(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios) | (MSILF Tax-Exempt Portfolio) | Participant Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[78]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[78]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[78]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	452
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,024
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.23%
Annual Return 2017	rr_AnnualReturn2017	none
Annual Return 2018	rr_AnnualReturn2018	none
Annual Return 2019	rr_AnnualReturn2019	none
Annual Return 2020	rr_AnnualReturn2020	none
Annual Return 2021	rr_AnnualReturn2021	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Past One Year	rr_AverageAnnualReturnYear01	none	[79]
Past Five Years	rr_AverageAnnualReturnYear05	none	[79]
Past Ten Years	rr_AverageAnnualReturnYear10	0.03%	[79]
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF Prime Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Prime Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Cash Management Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Cash Management Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Cash Management Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Fund also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	LIBOR Discontinuance or Unavailability Risk. The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. However, subsequent announcements by the Financial Conduct Authority, the LIBOR administrator and other regulators indicate that it is possible that the most widely used tenors of U.S. Dollar LIBOR may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR-based contracts after January 1, 2022. As a result, it is possible that commencing in 2022 (or on a later date, if a particular LIBOR tenor is expected to continue beyond the end of 2021), LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.63% Low Quarter 12/31/20 -0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF Prime Portfolio) | Cash Management Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[80]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[80]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[80]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 455
Annual Return 2012	rr_AnnualReturn2012	0.02%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.04%
Annual Return 2016	rr_AnnualReturn2016	0.31%
Annual Return 2017	rr_AnnualReturn2017	0.98%
Annual Return 2018	rr_AnnualReturn2018	1.87%
Annual Return 2019	rr_AnnualReturn2019	2.19%
Annual Return 2020	rr_AnnualReturn2020	0.43%
Annual Return 2021	rr_AnnualReturn2021	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.63%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.05%
Past Five Years	rr_AverageAnnualReturnYear05	1.10%
Past Ten Years	rr_AverageAnnualReturnYear10	0.59%
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF ESG Money Market Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ESG Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Cash Management Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Cash Management Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Cash Management Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Adviser believes that environmental, social and governance (“ESG”) factors have the ability to impact the fundamental credit risk of an entity. The Fund’s investment process incorporates information about ESG issues via an integrated approach within the Adviser’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Adviser has proprietary ESG-scoring methodologies that explicitly consider the risks and opportunities ESG factors pose to money market instruments. By combining third-party ESG data with proprietary views, the Adviser creates unique scoring methodologies that it applies to issuers.
During the security selection process, the Adviser employs a rules-based process to construct the portfolio. Initially, the Adviser determines from the universe of money market fund-eligible issuers those which, in its opinion, have the lowest credit risk and/or best credit profile, excluding the following:
•	Corporations that generate revenue from the manufacturing or production of tobacco;
•	Corporations that generate revenue from the manufacturing or production of landmines and cluster munitions (i.e., an explosive weapon that randomly scatters submunitions);
•	Corporations that generate revenue from the manufacturing or production of firearms;
•	Corporations that generate revenue from the mining of thermal coal or coal fired power generation; and
•	Corporations that primarily generate revenue from the fossil fuel industries, which the Adviser has determined produce a certain level of carbon emissions.
The Fund may invest in green commercial paper (a security that is typically issued to raise capital specifically to support climate-related or environmental projects) issued by companies that would otherwise be subject to fossil fuel exclusions so long as the Adviser has determined that the proceeds will not be used to finance fossil fuel generation capabilities.
In analyzing whether an issuer meets any of the criteria described above, the Adviser may rely upon, among other things, information provided by an independent third party.
After applying the above exclusion screens, the Adviser calculates proprietary ESG scores for the remaining issuers based on a number of variables, such as environmental, social, governance, controversy and ESG momentum factors. The Adviser then sets minimum ESG score thresholds. Only issuers with an ESG score above a minimum threshold will be considered for investment by the Fund, thus eliminating those issuers with the lowest ESG performance. The Adviser’s minimum ESG score thresholds may be adjusted from time to time, provided that a subset of issuers are always excluded by ESG factors.
From the final list of ESG-approved issuers, the Adviser determines the securities and issuers in which the Fund will invest, taking into account a variety of relevant considerations (including, without limitation, yield, interest rate changes, credit quality and duration).
Under normal circumstances, the Fund will invest 100% of its net assets (excluding cash) in securities whose issuer or guarantor, in the Adviser’s opinion at the time of purchase, meets the Fund’s ESG criteria.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	ESG Investment Risk. The Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may affect the Fund’s performance depending on whether such investments are in or out of favor and relative to similar funds that do not adhere to such criteria or apply such analyses. Socially responsible norms differ by country and region, and a company’s ESG practices or the Adviser’s assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, the Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or related analyses to investments of U.S. issuers because data availability may be more limited with respect to non-U.S. issuers. The exclusionary criteria related to the Fund’s ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.63% Low Quarter 12/31/20 -0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF ESG Money Market Portfolio) | Cash Management Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[81]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[81]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[81]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	117
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 466
Annual Return 2012	rr_AnnualReturn2012	0.03%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.03%
Annual Return 2016	rr_AnnualReturn2016	0.34%
Annual Return 2017	rr_AnnualReturn2017	0.99%
Annual Return 2018	rr_AnnualReturn2018	1.87%
Annual Return 2019	rr_AnnualReturn2019	2.20%
Annual Return 2020	rr_AnnualReturn2020	0.51%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.63%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.03%
Past Five Years	rr_AverageAnnualReturnYear05	1.12%
Past Ten Years	rr_AverageAnnualReturnYear10	0.60%
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF Government Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Cash Management Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Cash Management Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Cash Management Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.54% Low Quarter 09/30/20 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF Government Portfolio) | Cash Management Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[82]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[82]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[82]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 455
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.05%
Annual Return 2014	rr_AnnualReturn2014	0.04%
Annual Return 2015	rr_AnnualReturn2015	0.04%
Annual Return 2016	rr_AnnualReturn2016	0.12%
Annual Return 2017	rr_AnnualReturn2017	0.62%
Annual Return 2018	rr_AnnualReturn2018	1.59%
Annual Return 2019	rr_AnnualReturn2019	1.95%
Annual Return 2020	rr_AnnualReturn2020	0.29%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.03%
Past Five Years	rr_AverageAnnualReturnYear05	0.89%
Past Ten Years	rr_AverageAnnualReturnYear10	0.47%
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF Government Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Cash Management Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Cash Management Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Cash Management Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. The U.S. government securities that the Fund may purchase include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Fund may also invest in repurchase agreements with the Federal Reserve Bank of New York.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. government securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.52% Low Quarter 03/31/15 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF Government Securities Portfolio) | Cash Management Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[83]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[83]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[83]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	117
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 466
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.04%
Annual Return 2017	rr_AnnualReturn2017	0.57%
Annual Return 2018	rr_AnnualReturn2018	1.51%
Annual Return 2019	rr_AnnualReturn2019	1.89%
Annual Return 2020	rr_AnnualReturn2020	0.30%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.85%
Past Ten Years	rr_AverageAnnualReturnYear10	0.43%
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF Treasury Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Cash Management Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Cash Management Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Cash Management Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.53% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF Treasury Portfolio) | Cash Management Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[84]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[84]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[84]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 455
Annual Return 2012	rr_AnnualReturn2012	0.03%
Annual Return 2013	rr_AnnualReturn2013	0.03%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.03%
Annual Return 2016	rr_AnnualReturn2016	0.08%
Annual Return 2017	rr_AnnualReturn2017	0.61%
Annual Return 2018	rr_AnnualReturn2018	1.58%
Annual Return 2019	rr_AnnualReturn2019	1.91%
Annual Return 2020	rr_AnnualReturn2020	0.27%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.87%
Past Ten Years	rr_AverageAnnualReturnYear10	0.45%
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF Treasury Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Cash Management Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Cash Management Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Cash Management Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in Treasury obligations, which are backed by the full faith and credit of the United States. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.52% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF Treasury Securities Portfolio) | Cash Management Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[85]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[85]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[85]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 455
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.04%
Annual Return 2017	rr_AnnualReturn2017	0.57%
Annual Return 2018	rr_AnnualReturn2018	1.54%
Annual Return 2019	rr_AnnualReturn2019	1.87%
Annual Return 2020	rr_AnnualReturn2020	0.29%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.85%
Past Ten Years	rr_AverageAnnualReturnYear10	0.43%
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF Tax-Exempt Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tax-Exempt Portfolio (the “Fund”) seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Cash Management Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Cash Management Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Cash Management Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.35% Low Quarter 09/30/21 -0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios) | (MSILF Tax-Exempt Portfolio) | Cash Management Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[86]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[86]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[86]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	260
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 602
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.35%
Annual Return 2017	rr_AnnualReturn2017	0.51%
Annual Return 2018	rr_AnnualReturn2018	1.12%
Annual Return 2019	rr_AnnualReturn2019	1.19%
Annual Return 2020	rr_AnnualReturn2020	0.36%
Annual Return 2021	rr_AnnualReturn2021	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Past One Year	rr_AverageAnnualReturnYear01	none
Past Five Years	rr_AverageAnnualReturnYear05	0.63%
Past Ten Years	rr_AverageAnnualReturnYear10	0.36%
(Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios) | (MSILF Government Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Select Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Select Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one, five year and since inception periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one, five year and since inception periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.37% Low Quarter 06/30/20 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios) | (MSILF Government Portfolio) | Select Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[87]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[87]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[87]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,235
Annual Return 2017	rr_AnnualReturn2017	0.08%
Annual Return 2018	rr_AnnualReturn2018	0.93%
Annual Return 2019	rr_AnnualReturn2019	1.29%
Annual Return 2020	rr_AnnualReturn2020	0.14%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.03%
Past Five Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
(Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios) | (MSILF Treasury Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Select Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Select Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one, five year and since inception periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one, five year and since inception periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.37% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios) | (MSILF Treasury Portfolio) | Select Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[88]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[88]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[88]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,235
Annual Return 2017	rr_AnnualReturn2017	0.08%
Annual Return 2018	rr_AnnualReturn2018	0.93%
Annual Return 2019	rr_AnnualReturn2019	1.25%
Annual Return 2020	rr_AnnualReturn2020	0.13%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
(Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios) | (MSILF Treasury Securities Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Select Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Select Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. treasury obligations. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one, five year and since inception periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one, five year and since inception periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.36% Low Quarter 03/31/17 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios) | (MSILF Treasury Securities Portfolio) | Select Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[89]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[89]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[89]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,235
Annual Return 2017	rr_AnnualReturn2017	0.06%
Annual Return 2018	rr_AnnualReturn2018	0.88%
Annual Return 2019	rr_AnnualReturn2019	1.21%
Annual Return 2020	rr_AnnualReturn2020	0.13%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2017
Past One Year	rr_AverageAnnualReturnYear01	0.01%
Past Five Years	rr_AverageAnnualReturnYear05	0.46%
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
(Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class) | (MSILF ESG Money Market Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ESG Money Market Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell shares of the CastleOak Share Class (“CastleOak Shares” or “CastleOak Class”) of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s CastleOak Shares with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s CastleOak Shares, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Adviser believes that environmental, social and governance (“ESG”) factors have the ability to impact the fundamental credit risk of an entity. The Fund’s investment process incorporates information about ESG issues via an integrated approach within the Adviser’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Adviser has proprietary ESG-scoring methodologies that explicitly consider the risks and opportunities ESG factors pose to money market instruments. By combining third-party ESG data with proprietary views, the Adviser creates unique scoring methodologies that it applies to issuers.
During the security selection process, the Adviser employs a rules-based process to construct the portfolio. Initially, the Adviser determines from the universe of money market fund-eligible issuers those which, in its opinion, have the lowest credit risk and/or best credit profile, excluding the following:
•	Corporations that generate revenue from the manufacturing or production of tobacco;
•	Corporations that generate revenue from the manufacturing or production of landmines and cluster munitions (i.e., an explosive weapon that randomly scatters submunitions);
•	Corporations that generate revenue from the manufacturing or production of firearms;
•	Corporations that generate revenue from the mining of thermal coal or coal fired power generation; and
•	Corporations that primarily generate revenue from the fossil fuel industries, which the Adviser has determined produce a certain level of carbon emissions.
The Fund may invest in green commercial paper (a security that is typically issued to raise capital specifically to support climate-related or environmental projects) issued by companies that would otherwise be subject to fossil fuel exclusions so long as the Adviser has determined that the proceeds will not be used to finance fossil fuel generation capabilities.
In analyzing whether an issuer meets any of the criteria described above, the Adviser may rely upon, among other things, information provided by an independent third party.
After applying the above exclusion screens, the Adviser calculates proprietary ESG scores for the remaining issuers based on a number of variables, such as environmental, social, governance, controversy and ESG momentum factors. The Adviser then sets minimum ESG score thresholds. Only issuers with an ESG score above a minimum threshold will be considered for investment by the Fund, thus eliminating those issuers with the lowest ESG performance. The Adviser’s minimum ESG score thresholds may be adjusted from time to time, provided that a subset of issuers are always excluded by ESG factors.
From the final list of ESG-approved issuers, the Adviser determines the securities and issuers in which the Fund will invest, taking into account a variety of relevant considerations (including, without limitation, yield, interest rate changes, credit quality and duration).
Under normal circumstances, the Fund will invest 100% of its net assets (excluding cash) in securities whose issuer or guarantor, in the Adviser’s opinion at the time of purchase, meets the Fund’s ESG criteria.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for a Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	ESG Investment Risk. The Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may affect the Fund’s performance depending on whether such investments are in or out of favor and relative to similar funds that do not adhere to such criteria or apply such analyses. Socially responsible norms differ by country and region, and a company’s ESG practices or the Adviser’s assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, the Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or related analyses to investments of U.S. issuers because data availability may be more limited with respect to non-U.S. issuers. The exclusionary criteria related to the Fund’s ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.66% Low Quarter 09/30/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class) | (MSILF ESG Money Market Portfolio) | CastleOak Share Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%	[90]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[90]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[90]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	69
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 278
Annual Return 2012	rr_AnnualReturn2012	0.18%
Annual Return 2013	rr_AnnualReturn2013	0.09%
Annual Return 2014	rr_AnnualReturn2014	0.06%
Annual Return 2015	rr_AnnualReturn2015	0.17%
Annual Return 2016	rr_AnnualReturn2016	0.52%
Annual Return 2017	rr_AnnualReturn2017	1.14%
Annual Return 2018	rr_AnnualReturn2018	2.03%
Annual Return 2019	rr_AnnualReturn2019	2.34%
Annual Return 2020	rr_AnnualReturn2020	0.65%
Annual Return 2021	rr_AnnualReturn2021	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.05%	[91]
Past Five Years	rr_AverageAnnualReturnYear05	1.24%	[91]
Past Ten Years	rr_AverageAnnualReturnYear10	0.72%	[91]
(Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class) | (MSILF Government Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell shares of the CastleOak Share Class (“CastleOak Shares” or “CastleOak Class”) of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s CastleOak Shares with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s CastleOak Shares, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for a Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.57% Low Quarter 12/31/20 0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class) | (MSILF Government Portfolio) | CastleOak Share Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[92]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[92]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[92]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	67
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 267
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.05%
Annual Return 2014	rr_AnnualReturn2014	0.04%
Annual Return 2015	rr_AnnualReturn2015	0.05%
Annual Return 2016	rr_AnnualReturn2016	0.27%
Annual Return 2017	rr_AnnualReturn2017	0.77%
Annual Return 2018	rr_AnnualReturn2018	1.74%
Annual Return 2019	rr_AnnualReturn2019	2.10%
Annual Return 2020	rr_AnnualReturn2020	0.35%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.03%	[93]
Past Five Years	rr_AverageAnnualReturnYear05	0.99%	[93]
Past Ten Years	rr_AverageAnnualReturnYear10	0.54%	[93]
(Morgan Stanley Institutional Liquidity Funds - Impact Class) | (MSILF Prime Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Prime Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Impact Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Impact Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Impact Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Fund also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.
The Fund operates as an “institutional money market fund,” which is neither a “government money market fund” nor “retail money market fund” as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”). As such, the Fund is required to price and transact in its shares at a net asset value per share (“NAV”) reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or
any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
•	Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund.
•	LIBOR Discontinuance or Unavailability Risk. The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. However, subsequent announcements by the Financial Conduct Authority, the LIBOR administrator and other regulators indicate that it is possible that the most widely used tenors of U.S. Dollar LIBOR may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR-based contracts after January 1, 2022. As a result, it is possible that commencing in 2022 (or on a later date, if a particular LIBOR tenor is expected to continue beyond the end of 2021), LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect and increase the volatility of the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 0.67% Low Quarter 12/31/21 0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Impact Class) | (MSILF Prime Portfolio) | Impact Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[94]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[95]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[95]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[95]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	67
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 267
Annual Return 2012	rr_AnnualReturn2012	0.16%
Annual Return 2013	rr_AnnualReturn2013	0.08%
Annual Return 2014	rr_AnnualReturn2014	0.05%
Annual Return 2015	rr_AnnualReturn2015	0.09%
Annual Return 2016	rr_AnnualReturn2016	0.48%
Annual Return 2017	rr_AnnualReturn2017	1.13%
Annual Return 2018	rr_AnnualReturn2018	2.02%
Annual Return 2019	rr_AnnualReturn2019	2.35%
Annual Return 2020	rr_AnnualReturn2020	0.56%
Annual Return 2021	rr_AnnualReturn2021	0.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Past One Year	rr_AverageAnnualReturnYear01	0.06%	[96]
Past Five Years	rr_AverageAnnualReturnYear05	1.22%	[96]
Past Ten Years	rr_AverageAnnualReturnYear10	0.69%	[96]
(Morgan Stanley Institutional Liquidity Funds - Impact Class) | (MSILF Government Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the expenses that you may pay if you buy, hold and sell Impact Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund’s Impact Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s Impact Class, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations. The Fund may also hold cash from time to time. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee” and/or a “redemption gate” that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable net asset value (“NAV”) of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
•	Liquidity. The Fund may make investments that are illiquid or that may become illiquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.
•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.
•	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.
•	Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/19 0.57% Low Quarter 12/31/20 0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Impact Class) | (MSILF Government Portfolio) | Impact Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[97]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[98]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[98]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[98]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	67
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 267
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.05%
Annual Return 2014	rr_AnnualReturn2014	0.04%
Annual Return 2015	rr_AnnualReturn2015	0.05%
Annual Return 2016	rr_AnnualReturn2016	0.27%
Annual Return 2017	rr_AnnualReturn2017	0.77%
Annual Return 2018	rr_AnnualReturn2018	1.74%
Annual Return 2019	rr_AnnualReturn2019	2.10%
Annual Return 2020	rr_AnnualReturn2020	0.35%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	0.03%	[99]
Past Five Years	rr_AverageAnnualReturnYear05	0.99%	[99]
Past Ten Years	rr_AverageAnnualReturnYear10	0.54%	[99]

[1]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[2]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[3]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[4]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[5]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[6]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[7]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[8]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers’ accounts.

[9]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[10]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers’ accounts.

[11]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[12]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers’ accounts.

[13]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[14]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers’ accounts.

[15]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[16]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers’ accounts.

[17]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[18]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers’ accounts.

[19]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[20]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers’ accounts.

[21]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[22]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers’ accounts.

[23]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[24]
*	The Investor Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2021 were 0.06%, 1.22% and 0.69%, respectively. The Investor Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the Classes do not have the same expenses.

[25]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers’ accounts.

[26]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[27]
*	The Investor Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2021 were 0.05%, 1.24% and 0.72%, respectively. The Investor Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses.

[28]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers’ accounts.

[29]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[30]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers’ accounts.

[31]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[32]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers’ accounts.

[33]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[34]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers’ accounts.

[35]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[36]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers’ accounts.

[37]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[38]
*	The Investor Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2021 were 0.00%, 0.74% and 0.42%, respectively. The Investor Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses.

[39]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers’ accounts.

[40]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[41]
*	The Administrative Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2021 were 0.06%, 1.22% and 0.69%, respectively. The Administrative Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses.

[42]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers’ accounts.

[43]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[44]
*	The Administrative Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2021 were 0.05%, 1.24% and 0.72%, respectively. The Administrative Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses.

[45]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers’ accounts.

[46]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[47]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers’ accounts.

[48]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[49]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers’ accounts.

[50]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[51]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers’ accounts.

[52]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[53]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers’ accounts.

[54]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[55]
*	The Administrative Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2021 were 0.00%, 0.74% and 0.42%, respectively. The Administrative Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses.

[56]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers’ accounts.

[57]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[58]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers’ accounts.

[59]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[60]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers’ accounts.

[61]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[62]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers’ accounts.

[63]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[64]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers’ accounts.

[65]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[66]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers’ accounts.

[67]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[68]
1	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers’ accounts.

[69]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[70]
*	The Advisory Class was fully redeemed during the month of November 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after November 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2021 were 0.00%, 0.74% and 0.42%, respectively. The Advisory Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses.

[71]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[72]
*	The Participant Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2021 were 0.06%, 1.22% and 0.69%, respectively. The Participant Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses.

[73]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[74]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[75]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%, which includes a waiver in which the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee and 0.10% of the 0.25% Shareholder Service Fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[76]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[77]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[78]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[79]
*	The Participant Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2021 were 0.00%, 0.74% and 0.42%, respectively. The Participant Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses.

[80]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[81]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[82]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[83]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[84]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[85]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[86]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[87]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[88]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[89]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[90]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s CastleOak Shares so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[91]
1	Institutional Class shares are not offered in this Prospectus. CastleOak Shares of the Fund had not completed a full calendar year of operations as of December 31, 2021 and therefore CastleOak Shares do not have annualized return information to report. CastleOak Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s CastleOak Shares will be shown in future prospectuses offering the Fund’s CastleOak Shares after the Fund’s CastleOak Shares have a full calendar year of return information to report.

[92]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s CastleOak Shares so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[93]
1	Institutional Class shares are not offered in this Prospectus. CastleOak Shares of the Fund had not completed a full calendar year of operations as of December 31, 2021 and therefore CastleOak Shares do not have annualized return information to report. CastleOak Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s CastleOak Shares will be shown in future prospectuses offering the Fund’s CastleOak Shares after the Fund’s CastleOak Shares have a full calendar year of return information to report.

[94]
1	Other Expenses have been estimated for the current fiscal year.

[95]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Impact Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[96]
1	Institutional Class shares are not offered in this Prospectus. Impact Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2021 and therefore Impact Class shares do not have annualized return information to report. Impact Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Impact Class shares will be shown in future prospectuses offering the Fund’s Impact Class shares after the Fund’s Impact Class shares have a full calendar year of return information to report.

[97]
1	Other Expenses have been estimated for the current fiscal year.

[98]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund’s Impact Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[99]
1	Institutional Class shares are not offered in this Prospectus. Impact Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2021 and therefore Impact Class shares do not have annualized return information to report. Impact Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Impact Class shares will be shown in future prospectuses offering the Fund’s Impact Class shares after the Fund’s Impact Class shares have a full calendar year of return information to report.